Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
88797333	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded	HPML is compliant and allowed per lender guidelines.	06/20/2023		06/20/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
88797333	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX. XXX reflects minimum FICO of XXX for CCC credit tier.	Exception is in file to allow for a FICO exception with XXX added to the rate.	06/19/2023		06/19/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
88797333	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/16/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
88767482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML with established escrow and met appraisal requirement	HPML is compliant and allowed per lender guidelines, therefore, downgraded to Grade A.	06/26/2023	06/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88767482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88767482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85105035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Guideline section X.X Eligible Property Types states properties listed for sale within the last XXX (refinance transactions) are ineligible in the Non-Prime program. The subject listing provided with the appraisal verifies the subject was taken off the market XX/XX/XXXX.	The Underwriting Loan Approval Worksheet reflects XXX exception for XXX day grace period from application date for less than XXX months.	07/03/2023	07/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
85105035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
85105035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/01/2023	Cleared	2353	Compliance	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided; Evidence of Rate Lock Not Provided; CA Review: In order to clear the finding, we will need substantiate that the list of liabilities to be paid off are business related expenses being paid off, or LE/CD to test to TRID. Loan became subject to TRID as these appear to be personal accounts being paid. Our underwriters have reviewed the credit report and LOE’s in file. We do not find documentation to support these are business related liabilities with the exception of the collections from the XXX.

; Rate lock is required for TRID loan.	XX/XX/XXXX - Client provided response - For all issues please note that investment loans do not follow TRID & require disclosures.; CA Review: In order to clear the finding, we will need substantiate that the list of liabilities to be paid off are business related expenses being paid off, or LE/CD to test to TRID. Loan became subject to TRID as these appear to be personal accounts being paid. Our underwriters have reviewed the credit report and LOE’s in file. We do not find documentation to support these are business related liabilities with the exception of the collections from the XXX. ;
;
; Rate lock is required for TRID loan.	07/12/2023	Evidence of Rate Lock Provided; Evidence of Rate Lock Provided	07/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
85105035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/30/2023	Cleared	1311	Compliance	The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.	The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.; The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.; CA Response - In order to clear the finding, we will need substantiate that the list of liabilities to be paid off are business related expenses being paid off, or LE/CD to test to TRID. Loan became subject to TRID as these appear to be personal accounts being paid. Our underwriters have reviewed the credit report and LOE’s in file. We do not find documentation to support these are business related liabilities with the exception of the collections from the XXX

; TRID is required due to personal debt being paid off.	XX/XX/XXXX - Client provided response - For all issues please note that investment loans do not follow TRID & require disclosures.; CA Response - In order to clear the finding, we will need substantiate that the list of liabilities to be paid off are business related expenses being paid off, or LE/CD to test to TRID. Loan became subject to TRID as these appear to be personal accounts being paid. Our underwriters have reviewed the credit report and LOE’s in file. We do not find documentation to support these are business related liabilities with the exception of the collections from the XXX. ;
;
; TRID is required due to personal debt being paid off.	07/12/2023	The file contains at least one copy of a Closing Disclosure. ; The file contains at least one copy of a Closing Disclosure. NA - business purpose loan	07/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
85105035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/30/2023	Cleared	1307	Compliance	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.; The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.; CA Response - In order to clear the finding, we will need substantiate that the list of liabilities to be paid off are business related expenses being paid off, or LE/CD to test to TRID. Loan became subject to TRID as these appear to be personal accounts being paid. Our underwriters have reviewed the credit report and LOE’s in file. We do not find documentation to support these are business related liabilities with the exception of the collections from the XXX

; TRID is required due to personal debt being paid off.	XX/XX/XXXX - Client provided response - For all issues please note that investment loans do not follow TRID & require disclosures.; CA Response - In order to clear the finding, we will need substantiate that the list of liabilities to be paid off are business related expenses being paid off, or LE/CD to test to TRID. Loan became subject to TRID as these appear to be personal accounts being paid. Our underwriters have reviewed the credit report and LOE’s in file. We do not find documentation to support these are business related liabilities with the exception of the collections from the XXX. ;
;
; TRID is required due to personal debt being paid off.	07/12/2023	The file does contain at least one copy of a Loan Estimate.; The file does contain at least one copy of a Loan Estimate. NA - business purpose loan	07/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
92764119	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/28/2022	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92764119	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/28/2022	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35632354	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	A	B	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
35632354	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	A	B	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
35632354	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/09/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines.	06/13/2023	06/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	A	B	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
35632354	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Acknowledged	722	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial. Lender approval credit extension in file.	Acknowledged by Client. Borrower credit report indicator is Partial. Lender's approval for credit extension in file.	06/12/2023	06/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	B	A	B	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
35632354	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/09/2023	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX) exceed the comparable charges ($XXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).	This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX) do not exceed the comparable charges ($XXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).	06/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	A	B	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
50206181	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/05/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX are greater than the Guideline Minimum or $X.XX. ; Borrower has stable job time - Borrower has X.XX years at job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
71269518	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/03/2023	07/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
71269518	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
71269518	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Provide proof CPA license is current and acitve. Per Lender Guidelines IX. Acceptable Evidence of Self-Employed Business - Tax preparer’s license verification, from municipal, state or federal licensing boards or proof of their business’ existence is required.	XX/XX/XXXX - Client providing trailing - CPA Certification.	07/07/2023	Client provided Verification of CPA. Exception cleared.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
44237254	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/21/2023		06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
44237254	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
44237254	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
44237254	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	-96485	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; Originator application is dated XX/XX/XXXX. Lender application is dated XX/XX/XXXX. Please provide Initial LE issued within X days of Broker application.	Lender application dated XX/XX/XXXX, LE provided within XXX days of lender application; Originator application is dated XX/XX/XXXX. Lender application is dated XX/XX/XXXX. Please provide Initial LE issued within XXX days of Broker application.	06/21/2023	This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
44237254	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; Documentation required - Please provide Initial LE issued by Broker at time of application or within X days of app date.	Lender application dated XX/XX/XXXX, LE provided within XXX days of lender application; Documentation required - Please provide Initial LE issued by Broker at time of application or within XXX days of app date.	06/21/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
44237254	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% $XXX exceed the comparable charges ($XXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).; Documentation required - Please provide Initial LE issued by Broker at time of application or within XXX days of app date.	Lender application dated XX/XX/XXXX, LE provided within XXX days of lender application; Documentation required - Please provide Initial LE issued by Broker at time of application or within XXX days of app date.	06/21/2023	This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXXX) do not exceed the comparable charges ($XXXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81300478	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81300478	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				06/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81300478	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97245361	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97245361	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97245361	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
13825021	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
13825021	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
13825021	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. The file does not contain XX months cashier's checks. The lender verified XX cashier's checks and a private XXX. No lender exception in file. Per Lender Guidelines XXX Private Party/Non- Institutional Lender - Unless serviced by an identifiable third party (determined in XXX discretion), a mortgage rating for a lien owned by private party or non-institutional lender will require a mortgage history to be documented with XXX (XXX) months cancelled checks (front and back) or, if paid by cashiers or postal checks copies of the past XXX (XXX) months.	XX/XX/XXXX - Client provided rebuttal - Uploading cancelled checks for review. The check made on XX/XX/XXXX was a double payment check.	06/19/2023	Housing delinquency meets guidelines. Uploading cancelled checks for review. The check made on XX/XX/XXXX was a double payment check.	06/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82133808	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/23/2023	06/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82133808	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82133808	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82133808	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; After internal review with Management; agreed to apply COC for increase in Appraisal Fee. Exception cleared; TILA XXX requried: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery. The XXX% tolerance failed due to the Appraisal Fee $XXX increased on the LE issued XX/XX/XXXX without valid reason. The invoice dated XX/XX/XXXX reflects the $XXX was paid by the borrower XX/XX/XXXX.	XX/XX/XXXX - Client response: Invoice provided to XXX XX/XX/XXXX for condition XXX which was cleared XX/XX/XXXX to relfect on Loan;
Estimate issued XX/XX/XXXX. ; After internal review with Management; agreed to apply COC for increase in Appraisal Fee. Exception cleared; TILA XXX requried: A refund in the amount of $XXX, cure package: XXX with LOE, copy of refund and proof of delivery. The XXX% tolerance failed due to the Appraisal Fee $XXX increased on the LE issued XX/XX/XXXX without valid reason. The invoice dated XX/XX/XXXX reflects the $XXX was paid by the borrower XX/XX/XXXX.	06/23/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).	06/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96824603	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. VOR in file for former address is dated XX/XX/XXXX and has expired. Per lender guidelines I. Expiration of Credit/ Collateral Documents - Verification of Mortgage/Rent must be dated XXX days as of the date of funding. The Funding date is XX/XX/XXXX.	XX/XX/XXXX - Client provided response/trailing documents - Uploading borrower bank statements showing XXX to XXX from, XXX.	06/14/2023	Housing delinquency meets guidelines. Client provided bank statements that reflect rental payments up through XX/XX/XXXX to support housing. Exception cleared	06/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96824603	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	455	Credit	Initial Loan Application is Missing	Missing Copy of Initial Loan Application. Per Lender Guidelines XXX Credit File Document Requirements - Following are documents that must be included in each loan file, as required. These documents must be included according to the Credit Documents checklist: Original Initial Loan Application (XXX).	XX/XX/XXXX - Client Rebuttal - Loan is a Non-TRID Business Purpose loan that is not required to use a XXX form. XXX Lending has its own business purpose loan application that was used in this transaction.	06/14/2023	Received copy of initial loan application	06/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96824603	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96824603	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
42006414	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	2095	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX There is no documentation in file to verify the XXX account XXX for $XXX as reflected on the final XXX. Per lender Guidelines X.X Verification of Assets/Funds - If the amount of assets/funds to close is greater than $XXX, it will be required to be documented regardless of LTV/CLTV.	XX/XX/XXXX - Client provided response - Per credit memo from XX/XX/XXXX, Guidelines Sec XXX on DSCR closing funds has been rewritten for clarity in;
that on DSCR loans the only time we need to verify funds is on LTVs greater than XXX% where closing;
funds are in excess of $XXX. Loan closed at XXX% so using just the XXX is within guidelines	06/15/2023	Sufficient cash to close is documented.	06/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
42006414	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
42006414	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79270822	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79270822	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79270822	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
83193845	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/08/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
83193845	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				06/09/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
83193845	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/08/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97189927	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender verified XXX months total previous housing history. File is missing VOR for the borrower's former address at XXX in the amount of $XXX Borrower provided a letter stating they are living rent free with boyfriend since XX/XX/XXXX. Per lenders guidelines XXX Verification of Rent Payments - A rental payment history covering the last twelve (XX) months requires verification by ONE of the following: XXX. Legible copy of twelve (XX) months canceled checks (front and back) or money orders – amount of checks / money orders must be consistent and match the amount of monthly rent reflected on the XXX. XXX. Verification of Rent (VOR) or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs of XXX% or less. XXX. Bank statements for the last XXX (XXX) months which consistently show payment made for rent amount.	Acknowledged by Client. XX/XX/XXXX - Client rebuttal - Ok per XXX to forego the older VOR per Sec XXX, comp factors, XXX FICO, AAA credit, limited credit user, no negative credit, subject property is a new build condo.	06/16/2023	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
97189927	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
97189927	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
97189927	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender verified X months total previous housing history. File is missing VOR for the borrower's former address at XXX in the amount of $XXX. Borrower provided a letter stating they are living rent free with boyfriend since XX/XX/XXXX. Per lenders guidelines XXX Verification of Rent Payments - A rental payment history covering the last XXX (XXX) months requires verification by ONE of the following: XXX. Legible copy of XXX (XXX) months canceled checks (front and back) or money orders – amount of checks / money orders must be consistent and match the amount of monthly rent reflected on the XXX. XXX. Verification of Rent (VOR) or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs of XXX% or less. XXX. Bank statements for the last XXX (XXX) months which consistently show payment made for rent amount.	Acknowledged by Client. XX/XX/XXXX - Client rebuttal - Ok per XXX to forego the older VOR per Sec XXX, comp factors, XXX FICO, AAA credit, limited credit user, no negative credit, subject property is a new build condo.	06/16/2023	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
97189927	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
97189927	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
93720998	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	2587	Credit	Borrower Income Verification is less than 12 months	Income Verification of ___ is greater than XXX months.	06/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93720998	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: File is missing fully executed gift letters for the funds to close received from XXX other parties not on the loan. Funds in the amount of $XXX wired in from XXX XX/XX/ XXXX by XXX and funds in the amount $XXX wired in from XXX by XXX or XXX on XX/XX/XXXX. Additional conditions may apply.	XX/XX/XXXX - Client provided trailing documents - Gift letters -X. Access letter from husband and XXX from XXX.	06/28/2023	Client provided gift letters and allowance letter from husband. Exception cleared.	06/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93720998	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93720998	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
63454242	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	1276	Property	Is Completion Certificate in file is No	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate. File is missing re-inspection for all repairs listed on the purchase agreement that required an escrow holdback.	XX/XX/XXXX - Client provided trailing documents - updated appraisal perfomred as is.	06/15/2023	The Completion Certificate is ___	06/15/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	C	B	C	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
63454242	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: The appraisal and contract are subject to Fire Marshall inspection and repairs listed on the attached amendment to the purchase and sales agreement.	Acknowledged by Client. Buyers Hold back for repair work approved by XXX, $XXX + the $XXX re-inspection fee.	06/06/2023		06/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
63454242	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/05/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
63454242	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/05/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.				06/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
55303552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/03/2023	07/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
55303552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	06/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	B	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
55303552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender Guidelines SEction III XXX states that in the absense of a mortgage/rental rating covering the last XXX months, the loan will be considered on a case by case basis. File is missing lender exception for having no history in the last XXX months. THe file does contain a rent free letter covering XX/XX/XXXX to present and credit report reflects a prior mortgage history closed XX/XX/XXXX.	XX/XX/XXXX - Client provided approval/Acknowledgment: Ok per XXX for lack of a housing rating per Sec XXX since they are living rent free, comp factors, XXX FICO, XX% OO purchase, borr S/E for XXX years, subject property in XXX recently remodeled condition; Acknowledged by Client. Ok per XXX for lack of a housing rating per Sec XXX since they are living rent free, comp factors, XXX FICO, XXX% OO purchase, borr S/E for XXX years, subject property in XXX recently remodeled condition	07/06/2023	07/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
55303552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
27399215	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	CPA license verification is missing from the file. Guideline section IX. Acceptable Evidence of Self-Employed Business states when a tax preparer's letter is provided, the tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence.	XX/XX/XXXX - Client response - Provided CPA Search.	06/20/2023	QC Review - CPA document obtained and confirmed through XXX - CPA biz active. Exception cleared.	06/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
27399215	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
27399215	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22516602	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22516602	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22516602	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62263751	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62263751	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62263751	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
36621134	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/05/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
36621134	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
36621134	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89435741	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/12/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: File is missing gift letter from XXX for $XXX wired funds on XX/XX/XXXX to borrower's XXX account ending in # XXX. These funds were used to fund the $XXX earnest money deposit.	XX/XX/XXXX - Client rebuttal - that wire is not a gift. XXX was paid through a different bank and via cashiers check. Exception cleared.	06/23/2023	XX/XX/XXXX - Client rebuttal - that wire is not a gift. XXX was paid through a different bank and via cashiers check. Exception cleared.	06/23/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89435741	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/09/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89435741	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/09/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82897920	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82897920	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82897920	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
26562229	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/21/2023	06/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
26562229	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	File is missing Proof of self-employment for the last year to include ownership percentage of Applicant(s) of their company.	Lender exception to use EIN to verify borrower's self employment.	06/20/2023	06/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
26562229	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
75130215	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/09/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; XX/XX/XXXX-- Reviewed Loan and found that the Initial LE dated XX/XX/XXXX did not contain the same Loan ID as the Clients Application dated XX/XX/XXXX found in the file on Pg XXX. Confirmed the application with Loan ID matches the date on the Loan Submission form, therefore corrected Application date in file to XX/XX/XXXX and did not test the LE for XX/XX/XXXX. Completed TRID re-testing. Exception cleared.; TILA XXX cure required
Refund in the amount of $XXX
Cure package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR valid COC.
The Zero tolerenace violation is due to:
Added Broker Fee of $XXX
Added Underwriting fee of $XXX
Increase in Processing fee of $XXX
There was no COC found in the file to explain the reason for the changes.	XX/XX/XXXX-- recevied email from Client to review exception to be cleared after call that happened XX/XX/XXXX explaining clients process.; XX/XX/XXXX-- Reviewed Loan and found that the Initial LE dated XX/XX/XXXX did not contain the same Loan ID as the Clients Application dated XX/XX/XXXX found in the file on Pg XXX. Confirmed the application with Loan ID matches the date on the Loan Submission form, therefore corrected Application date in file to XX/XX/XXXX and did not test the LE for XX/XX/XXXX. Completed TRID re-testing. Exception cleared.; TILA XXXb cure required;
Refund in the amount of $XXX;
Cure package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR valid COC.;
The Zero tolerenace violation is due to:;
Added Broker Fee of $XXX;
Added Underwriting fee of $XXX;
Increase in Processing fee of $XXX ;
There was no COC found in the file to explain the reason for the changes.	06/29/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).	06/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
75130215	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
75130215	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70349208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	File is missing the lender worksheet with itemized excluded deposits for each month to support income. Audit was not able to match lender calculations.	XX/XX/XXXX - Client provided trailing documents - bank statement anaysis	06/15/2023	The borrower income verification does match approval	06/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
70349208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	1246	Credit	Transmittal Summary is Partial	File is missing the lender worksheet with itemized excluded deposits for each month to support income. Audit was not able to match lender calculations.

														Lender exception in file to exclude subject as a short-term rental provided borrower provided signed lease, evidence the $XXX security deposit and $XXX first months rent was deposited to personal account.	XX/XX/XXXX - Client provided trailing documents - Uploading Bank Statement Analysis, lease agreement and proof of the $XXK deposit on X/X	06/15/2023	The transmittal summary is Not Applicable	06/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
70349208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX are less than the Guidelines minimum required of XXX or $XXX.	Acknowledged by Client. X/XX/XXXX - Client provided ULAW Acknowledgement for Reserves - Ok per XX to forego reserves, comp factors, R/T refinance, XXX FICO, AAA credit, no negative credit at all, new;
															fully amortized XXX% rate much lower than old Interest Only rate of XXX%, S/E for XXX years, subject property in CX good condition with recent updating.	06/15/2023		06/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
70349208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/05/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
70349208	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
22797880	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/23/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/23/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22797880	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/22/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22797880	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54485495	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines, therefore, downgraded to Grade A.	06/26/2023	06/26/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54485495	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/23/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/23/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54485495	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/23/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/23/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
71642191	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3500	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. File is missing a XXX or unexpired Work Authorization. Per Lender Guidelines XXX - Non-permanent Resident Aliens are borrower(s) on a XXX or (ii) have a Social Security Number and an unexpired Work Authorization. They may be eligible for a loan with XXX on a case-by-case basis and based on the type of XXX and compensating factors.	XX/XX/XXXX - Client response - This is an ITIN loan where we have the ITIN letter, which includes the number, along with a driver’s;
license. This is satisfactory ID documentation for this specific loan program.	06/22/2023	Borrower residency documentation has been provided and there are no issues with documentation.	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
71642191	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3501	Credit	Co-Borrower residency documentation not provided or issue with documentation	Co-Borrower residency documentation not provided or issue with documentation. File is missing a XXX or unexpired Work Authorization. Per Lender Guidelines XXX - Non-permanent Resident Aliens are borrower(s) on a XXX or (ii) have a Social Security Number and an unexpired Work Authorization. They may be eligible for a loan with XXX on a case-by-case basis and based on the type of XXX and compensating factors.	XX/XX/XXXX - Client response - This is an ITIN loan where we have the ITIN letter, which includes the number, along with a driver’s;
license. This is satisfactory ID documentation for this specific loan program.	06/22/2023	Co-Borrower residency documentation has been provided and there are no issues with documentation.	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
71642191	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/14/2023	06/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
71642191	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Acknowledged	722	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial. Approved lender exception in file for one credit scores reporting on credit report for borrower.. Per Lenders guidelines XXX Credit Score Determination. XXX grading criteria combines the credit score for consumer credit, the mortgage / rental rating and income analysis to achieve a loan grade.
- Consumer Transactions -
The credit bureau score of the primary wage earner is the credit score assigned to the loan. The primary wage earner, for consumer transactions, is the applicant who is paid the highest salary based on the employment and occupation information documented in the file. Should multiple applicants make the same amount as the primary wage earner, the lower score between them will be utilized for qualification. Similarly, if XXX (XXX) applicants are XX/XX/XXXX owners of a business, the lower score is again utilized between these primary wage earners. The credit score assigned to the loan is determined as follows:
• If XXX (XXX) scores are supplied on the primary wage earner, use the middle of the XXX (XXX) scores.
• If XXX (XXX) credit scores are supplied on the primary wage earner, use the lower of the XXX (XXX) scores.
• XXX does not extend credit where the primary wage earner has XXX (XXX) or less credit scores	Approved lender exception in file for one credit scores reporting on credit report for borrower.. Per Lenders guidelines XXX Credit Score Determination. XXX grading criteria combines the credit score for consumer credit, the mortgage / rental rating and income analysis to achieve a loan grade.;
- Consumer Transactions -;
The credit bureau score of the primary wage earner is the credit score assigned to the loan. The primary wage earner, for consumer transactions, is the applicant who is paid the highest salary based on the employment and occupation information;
documented in the file. Should multiple applicants make the same amount as the primary wage earner, the lower score between them will be utilized for qualification. Similarly, if XXX applicants are XX/XX/XXXX owners of a business, the lower score is again utilized between these primary wage earners. The credit score assigned to the loan is determined as follows:;
• If XXX scores are supplied on the primary wage earner, use the middle of the XXX scores.;
• If XXX credit scores are supplied on the primary wage earner, use the lower of the XXX scores.;
• XXX does not extend credit where the primary wage earner has XXX or less credit scores	06/12/2023	06/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	D	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
71642191	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Acknowledged	725	Credit	CoBorrower Credit Report Indicator is Partial	CoBorrower credit report indicator is Partial	Approved lender exception in file for one credit scores reporting on credit report for borrower.. Per Lenders guidelines X.X Credit Score Determination. XXX’s grading criteria combines the credit score for consumer credit, the mortgage / rental rating and income analysis to achieve a loan grade.;
- Consumer Transactions -;
The credit bureau score of the primary wage earner is the credit score assigned to the loan. The primary wage earner, for consumer transactions, is the applicant who is paid the highest salary based on the employment and occupation information;
documented in the file. Should multiple applicants make the same amount as the primary wage earner, the lower score between them will be utilized for qualification. Similarly, if two (X) applicants are XX/XX/XXXX owners of a business, the lower score is again utilized between these primary wage earners. The credit score assigned to the loan is determined as follows:;
• If XXX scores are supplied on the primary wage earner, use the middle of the XXX scores.;
• If XXX credit scores are supplied on the primary wage earner, use the lower of the XXX scores.;
• XXX does not extend credit where the primary wage earner has XXX or less credit scores	06/12/2023	06/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	D	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
71642191	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
47856812	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/29/2023	06/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47856812	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47856812	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47856812	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	-99349	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( XX CFR §XXXXX(o)(X) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX.; XX/XX/XXXX--Corrected Condo Questionnaire Fee that was accidently marked as an APR fee. Exception cleared.	duplicate exception; XX/XX/XXXX--Corrected Condo Questionnaire Fee that was accidently marked as an APR fee. Exception cleared.	06/29/2023	This loan passed the TILA finance charge test.( XX CFR §XXXXX(o)(X) )The finance charge is $XXX. The disclosed finance charge of $XXX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.	06/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47856812	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	-96633	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXXX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXXX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.; XX/XX/XXXX-- Reviewed Loan and found that the Initial LE dated XX/XX/XXXX did not contain the same Loan ID as the Initial Application dated XX/XX/XXXX. Found in the file on Pg XXX the clients application dated XX/XX/XXXX which matches the Loan ID on LE XX/XX/XXXX. Since confirmed the application with Loan ID matches, corrected Application date to test TRID with the date of XX/XX/XXXX. Re-ran CE and Exception cleared.	This loan passed the homeownership counseling organizations disclosure date test. ( XX CFR §XXXXX(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXXX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.	06/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47856812	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	-96485	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; XX/XX/XXXX-- Reviewed Loan and found that the Initial LE dated XX/XX/XXXX did not contain the same Loan ID as the Initial Application dated XX/XX/XXXX. Found in the file on Pg XXX the clients application dated XX/XX/XXXX which matches the Loan ID on LE XX/XX/XXXX. Since confirmed the application with Loan ID matches, corrected Application date to test TRID with the date of XX/XX/XXXX. Re-ran CE and Exception cleared.; The initial LE issued X/X/XXXX is not dated within X business days from application dated X/XX/XXXX. Please provide evidence of true application date or LE issued within X business days of application.	XX/XX/XXXX-- After call with client on XX/XX/XXXX received clarification from management to re-review loans with, Initial App, LE, Zero and XXX% tolerance exceptions. ; XX/XX/XXXX-- Reviewed Loan and found that the Initial LE dated XX/XX/XXXX did not contain the same Loan ID as the Initial Application dated XX/XX/XXXX. Found in the file on Pg XXX the clients application dated XX/XX/XXXX which matches the Loan ID on LE XX/XX/XXXX. Since confirmed the application with Loan ID matches, corrected Application date to test TRID with the date of XX/XX/XXXX. Re-ran CE and Exception cleared.; The initial LE issued XX/XX/XXXX is not dated within XXX business days from application dated XX/XX/XXXX. Please provide evidence of true application date or LE issued within XXX business days of application.	06/29/2023	This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	06/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47856812	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; XX/XX/XXXX-- Reviewed Loan and found that the Initial LE dated XX/XX/XXXX did not contain the same Loan ID as the Initial Application dated XX/XX/XXXX. Found in the file on Pg XXX the clients application dated XX/XX/XXXX which matches the Loan ID on LE XX/XX/XXXX. Since confirmed the application with Loan ID matches, corrected Application date to test TRID with the date of XX/XX/XXXX. Re-ran CE and Exception cleared.; TILA XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or true appliation date/LE issued within XXX business days of application.	XX/XX/XXXX-- After call with client on XX/XX/XXXX received clarification from management to re-review loans with, Initial App, LE, Zero and XX% tolerance exceptions. ; XX/XX/XXXX-- Reviewed Loan and found that the Initial LE dated XX/XX/XXXX did not contain the same Loan ID as the Initial Application dated XX/XX/XXXX. Found in the file on Pg XXX the clients application dated XX/XX/XXXX which matches the Loan ID on LE XX/XX/XXXX. Since confirmed the application with Loan ID matches, corrected Application date to test TRID with the date of XX/XX/XXXX. Re-ran CE and Exception cleared.; TILA XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or true appliation date/LE issued within XXX business days of application.	06/29/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).	06/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47856812	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).; XX/XX/XXXX-- Reviewed Loan and found that the Initial LE dated XX/XX/XXXX did not contain the same Loan ID as the Initial Application dated XX/XX/XXXX. Found in the file on Pg XXX the clients application dated XX/XX/XXXX which matches the Loan ID on LE XX/XX/XXXX. Since confirmed the application with Loan ID matches, corrected Application date to test TRID with the date of XX/XX/XXXX. Re-ran CE and Exception cleared.; TILA XXX required: A refund in the amount of $XXX cure package: PCCD with LOE, copy of refund and proof of delivery or true appliation date/LE issued within XXX business days of application.	XX/XX/XXXX-- After call with client on XX/XX/XXXX received clarification from management to re-review loans with, Initial App, LE, Zero and XX% tolerance exceptions. ; XX/XX/XXXX-- Reviewed Loan and found that the Initial LE dated XX/XX/XXXX did not contain the same Loan ID as the Initial Application dated XX/XX/XXXX. Found in the file on Pg XXX the clients application dated XX/XX/XXXX which matches the Loan ID on LE XX/XX/XXXX. Since confirmed the application with Loan ID matches, corrected Application date to test TRID with the date of XX/XX/XXXX. Re-ran CE and Exception cleared.; TILA XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or true appliation date/LE issued within XXX business days of application.	06/29/2023	This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXXX) do not exceed the comparable charges ($XXXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).	06/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47856812	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	-96281	Compliance	TILA Post-Consummation Revised Closing Disclosure Finance Charge Test	This loan failed the TILA finance charge test.( XX CFR §XXXXX(d)(X) , transferred from XX CFR §XXXX(d)(X) )The finance charge is $XXX,XXXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX.; XX/XX/XXXX Corrected Condo Questionnaire Fee that was accidently marked as an APR fee. Exception cleared.; TILA XXXB required: A refund in the amount of $XXXX, cure package: PCCD with LOE, copy of refund and proof of delivery. The following fees were included in APR testing: Broker $XXX, Underwriting $XXX, Condo Questionnaire $XXX, Title ERecording $XXX, Title Fedex $XXX, Title Settlement $XXX, Title Wire Transfer $XXX and Prepaid Interest $XXXX.	This loan passed the TILA finance charge test.( XX CFR §XXXXX(d)(X) , transferred from XX CFR §XXXX(d)(X) )The finance charge is $XXX.The disclosed finance charge of $XXX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.	06/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46304855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. Guidelines Section XXX assets to be sourced and seasoned when LTVs are over XXX%. Consumer transactions require a minimum of XXX days documentation. Subject LTV is XX%. A deposit of $XXX made on XX/XX/XXXX to account ending in #XXX was not sourced or seasoned. ; XX/XX/XXXX - XXX Lending does not have a line level requirement for sourcing of funds for individual deposits. We have the account, which is the source and we have the seasoning in that we have two month’s worth of statements. Loan closed within XXX guidelines and practices.	The liquid reserves of XXX months or $XXX is greater than or equal to the Guidelines minimum required of XXX or $XXX.	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46304855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/19/2023	06/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46304855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72717365	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72717365	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72717365	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95860710	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95860710	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95860710	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45902217	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	-97600	Compliance	XXX Credit Regulations Mortgage Loan DTI Provided Test	This loan failed the DTI provided test. ( XXX SBXXX/HBXXX, XXX. Code Ann., Com. Law II §XXXX )
The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.
PLEASE NOTE:  This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on Chapter XXX (SB XXX) or Chapter X (HBXXX).

See XXX Regulations Repayment Ability Alert (below) for full repayment ability requirements.	This loan passed the DTI provided test. ( XXX SBXXX/HBXXX, XXX. Code Ann., Com. Law II §XX-XXX, XX-XXX.X, XX-XXX, XX-XXXX )
The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.
PLEASE NOTE:  This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on Chapter X (SB XXX) or Chapter X (HBXXX).

See XXX Regulations Repayment Ability Alert (below) for full repayment ability requirements.	06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45902217	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45902217	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
57634855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	A	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
57634855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/04/2023	Cleared	395	Credit	Note Document Indicator is Missing	Note document indicator is Missing; Fils is missing Note for subject property. The subject address is XXX. The Note in file is for XXX.	XX/XX/XXXX - Client provided trailing documents - Promissory Note dtd XX/XX/XXXX; Fils is missing Note for subject property. The subject address is XXX. The Note in file is for XXX, XXX.	07/10/2023	Note document indicator is Present	07/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
57634855	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/04/2023	Cleared	927	Compliance	Security Instrument Indicator is Missing	The security instrument indicator is Missing; Fils is missing Deed of Trust for subject property. The subject address is XXX. The Deed of Trust in file is for XXX.	XX/XX/XXXX - Client provided trailing documents - Deed of Trust ; Fils is missing Deed of Trust for subject property. The subject address is XXX. The Deed of Trust in file is for XXX.	07/10/2023	The security instrument indicator is Present	07/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
83329659	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	-96485	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; Originator application date received XX/XX/XXXX. Lender loan submission on XX/XX/XXXX and app date of XX/XX/XXXX. Initial LE issued XX/XX/XXXX is outside of XXX day timing.	Lender application is dated XX/XX/XXXX, LE was sent within XXX days of lender application; Originator application date received XX/XX/XXXX. Lender loan submission on XX/XX/XXXX and app date of XX/XX/XXXX. Initial LE issued XX/XX/XXXX is outside of XXX day timing.	06/21/2023	This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
83329659	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; Documentation required - Please provide Initial LE issued within XXX days of original application date of XX/XX/XXXX as taken by Originator.	Lender application is dated XX/XX/XXXX, LE was sent within XXX days of lender application; Documentation required - Please provide Initial LE issued within XXX days of original application date of XX/XX/XXXX as taken by Originator.	06/21/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
83329659	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).; Documentation required - Please provide Initial LE issued within XXX days of original application date of XX/XX/XXXX as taken by Originator.	Lender application is dated XX/XX/XXXX, LE was sent within XXX days of lender application; Documentation required - Please provide Initial LE issued within XXX days of original application date of XX/XX/XXXX as taken by Originator.	06/21/2023	This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXXX) do not exceed the comparable charges ($XXXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
83329659	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/21/2023	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
83329659	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. The XXX reflects a maximum LTV/CLTV of XXX% for a minimum FICO of XXX. An exception was approved for XXX% LTV for credit grade and only XXX months reserves.	An exception was approved for XX% LTV for credit grade and only XXX months reserves.	06/16/2023	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
83329659	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. The XXX reflects a maximum LTV/CLTV of XXX% for a minimum FICO of XXX.	An exception was approved for XX% LTV for credit grade and only XXX months reserves.	06/16/2023	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
83329659	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. The XXX reflects a maximum LTV/CLTV of XXX% for a minimum FICO of XXX.	An exception was approved for XX% LTV for credit grade and only XXX months reserves.	06/16/2023	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
83329659	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12023681	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/03/2023	07/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
12023681	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/03/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Seller Escrow holdback for sewer repairs.	Acknowledged by Client. Lender approved exception in file	07/03/2023	07/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
12023681	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/30/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
76832268	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
76832268	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
76832268	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22218077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22218077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22218077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46523711	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/14/2023	06/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46523711	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	-96413	Compliance	NC RSHL Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; Loan amount must be greater than XXX to be exempt.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/14/2023	06/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46523711	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46523711	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. File is missing XXX consecutive bank statement for XXX accounts ending in XXX dated XX/XX/XXXX to complete review of XXX months of personal income to support $XXX per month.	XX/XX/XXXX - Client response - Client provided bank statement XXX dated XX/XX/XXXX.	06/22/2023	The borrower income verification does match approval	06/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34638610	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34638610	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34638610	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62768496	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: X. The HOA Questionnaire in file is missing number of units owner occupied and non-owner occupied. The number of units rented, and owner occupied also left blank on the appraisal. Lender Guidelines section XXX require that Condos in established projects meet certain criteria. Established Projects require that XXX% of the total units in the project must be owner occupied. XXX. The file is missing lender exception for condotel. The loan was priced as a non-warrantable condo, not a condotel. Per appraiser: The subject development has a front desk and maid service. The subject is operating as a condominium hotel and for more information, please visit XXX. The Lender is strongly encouraged to review all of the Condo project documents in order to verify the subject's eligibility for secondary market financing. The HOA condo budget in file shows that the HOA has revenues and expenses from rooms and rentals. Per Lender Guidelines XXX Condominium or Condotel: A condotel project is located in a resort area with a rental management company that provides occupancy on an interim basis (daily, weekly, etcetera). Condotel projects located in XXX areas are exempt from the occupancy requirements but require Senior Management approval for financing. Other locations (i.e.: near a military base) would be considered on a case-by-case basis.	XX/XX/XXXX - Client provided response - Ok per XXX for this condotel in XXX. Also acceptable is the incomplete occupancy question on the HOA;
cert as it would be assumed to be primarily NOO which is agreeable to both XXX and condotel.	07/05/2023	Appraisal guideline violation is now acceptable. Client provide approval for property in XXX. and gave consideration as a XXX project. Do not require Occupancy cert from HOA, presumed XXX.	07/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62768496	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/26/2023	06/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62768496	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85638974	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/21/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85638974	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/21/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85638974	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/21/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46783026	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/15/2023	06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46783026	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46783026	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3500	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. File is missing borrower's XXX or unexpired Work Authorization. Per Lender Guidelines X.X Eligible Borrowers - Non-permanent Resident Aliens are borrower(s) (i) on a XXX or (ii) have a Social Security Number and an unexpired Work Authorization. They may be eligible for a loan with XXX on a case-by-case basis and based on the type of XXX and compensating factors.	XX/XX/XXXX - Client response - This is an ITIN loan where we have the ITIN letter, which includes the number, along with a driver’s license. This is satisfactory ID documentation for this specific loan program.	06/20/2023	Borrower residency documentation has been provided and there are no issues with documentation.	06/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21431269	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: File is missing asset depletion LOE from the borrowers. Per Lender Guidelines XXX Asset Depletion - Borrowers with verifiable cash (held in appropriate banking institution) or other liquid assets may use those assets to qualify with a Letter of Explanation defining the source and contemplated depletion of these assets over the course of the loan term to pay obligations.	XX/XX/XXXX - Client provided response - Uploading updated ULAW with acknowledgments, online LLC entity filing and two months assets showing $XXX in assets.	06/21/2023	business assets in file are sufficient; Exception cleared.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21431269	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	2095	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX. Guideline section XXX Business Deposit Accounts states borrower must own the business contributing the closing funds; however, documentation is not in file to verify the ownership of XXX.	XX/XX/XXXX - Client provided response - Uploading updated ULAW with acknowledgments, online LLC entity filing and two months assets showing $XXX in assets.	06/21/2023	Sufficient cash to close is documented.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21431269	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	1262	Credit	CoBorrower Income Verification does not match Approval	Guideline section XXX Asset Depletion states generally, the assets referenced in this subsection must be sourced as liquid assets and personally held (versus held in a business account). The XXX account XXX is owned by XXX and only reflects $XXX in liquid assets. Also, there is no documentation in file to verify the ownership of XXX.	XX/XX/XXXX - Client provided response - Uploading updated ULAW with acknowledgments, online LLC entity filing and two months assets showing $XXX in assets.	06/21/2023	The coborrower income verification does match approval	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21431269	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/14/2023	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21431269	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
60625877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Acknowledged	-99949	Compliance	Interest Rate Test	This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.; Please provide lender exemption for this exception.
07/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	B	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
60625877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	-97385	Compliance	MD COMAR Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. XXX
The loan is a higher-priced mortgage loan as defined in the Code of Maryland Regulations (COMAR) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.
For information on higher-priced mortgage loans, please see the MD COMAR Higher-Priced Mortgage Loan Alerts below.; HPML with established escrows and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/03/2023	07/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
60625877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
60625877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	3794	Credit	Occupancy Status	The intent and/or status of the borrower's occupancy is not supported in the file. The Subject property is a non-owner occupied property and is actively listed on XXX rental websites at the time of audit. XXX	XX/XX/XXXX - Lender provided response - Borrower lives at subject but does rent it out a weekend or two a month to augment income. In qualifying under TRID, XXX has only increased the qualification threshold. If borrower does live there,;
then they must be given TRID protection and disclosure.	07/10/2023	Occupancy is supported by documentation provided in the loan file.	07/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10183056	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10183056	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/21/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10183056	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/19/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Appraisal photos show exposed wires and uncovered exterior outlet. Appraiser made no comments about safety issues. File is missing completion cert showing items have been fixed. Per Lender Guidelines XXX Healthy and Safety Issues - All items that have been identified as potential health and safety issues by the Appraiser or XXX must be satisfactorily addressed or resolved. A Satisfactory Certificate of Completion (FNMA Form XXX) including photos of the repaired items prior to closing is required.	XX/XX/XXXX - Client provided trailing documents - LOE from borrower that wires are old telephone wires.	06/26/2023	Appraisal guideline violation is now acceptable.	06/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93185205	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Acknowledged	871	Credit	Hazard Insurance Indicator is Partial	Guideline section XXX Hazard Insurance F. Deductible states the deductible clause may not exceed the lower of $XXXX or XXX% of the amount of coverage. XXX% is the minimum deductible with the deductible being $XXX.	Acknowledged by Client An exception was approved for the deductible to exceed $XXX max.	06/08/2023	06/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
93185205	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
93185205	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
23298219	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish escrow met appraisal requirement	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/21/2023	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23298219	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23298219	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
11427629	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
11427629	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/19/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
11427629	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10878308	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/20/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10878308	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10878308	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
86996096	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
86996096	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
86996096	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12853300	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Acknowledged	2095	Credit	Insufficient cash to close.	Cash to close in the amount of XXXXXX is greater than the available asset amount of XXX. Per final settlement statement signed and dated XX/XX/XXXX, Borrower had to bring $XXX cash to close plus XXX. Total verified assets required are $XXX with a XXX% LTV. Assets listed on the final XXX and $XXX are not sufficient for closing. The lender's asset summary report stated the borrower only needed $XXX cash to close.	XX/XX/XXXX - Client provided trailing documents/ response - For both findings, the $XXX XXX check was cashed XX/XX/XXXX per the XXX statement. Uploading another;
XXX statement and updated ULAW with acknowledgment for review; Acknowledged by Client - Ok per XXX with being short on funds to close as UW had it at less than $XXK, borrower did provide source for over $XXX but portion of assets were expired. Comp factors, XXX FICO, AA credit, seasoned landlord, XXX;
															DSCR.	07/10/2023		07/10/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12853300	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/03/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12853300	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/03/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12853300	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Per final settlement statement signed and dated XX/XX/XXXX, Borrower had to bring $XXX cash to close plus XXX $XXX. Total verified assets required are $XXX with a XXX% LTV. Per Lender Guidelines XXX Verification of Assets/ Funds: Verification of the seasoning of funds to close is not required on loans of: XXX% or less LTV / CLTV for Business Purpose / DSCR loans; or - If the amount of assets / funds to close is greater than $XXX, it will be required to be documented regardless of LTV / CLTV.	XX/XX/XXXX - Client provided trailing documents/Response - For both findings, the $XXX XXX check was cashed XX/XX/XXXX per the XXX statement. Uploading another XXX statement and updated ULAW with acknowledgment for review	07/10/2023	Bank statement dated XX/XX/XXXX to XX/XX/XXXX. Verify available funds.	07/10/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
14826467	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
14826467	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
14826467	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17295375	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Require - HPML Loan with established escrows and appraisal requirement met. Downgraded.	HPML is compliant and allowed per lender guidelines.	06/16/2023	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17295375	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17295375	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54335567	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54335567	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41434872	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41434872	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41434872	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
24457319	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Lender states a recent credit memo reflects the LTV/CLTV of XXX% for declining properties.	Exception is in file to accept XXX% LTV/CLTV.	06/15/2023	06/15/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
24457319	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Lender states a recent credit memo reflects the LTV/CLTV of XXX% for declining properties.	Exception is in file to accept XX% LTV/CLTV.	06/15/2023	06/15/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
24457319	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
24457319	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
23710821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23710821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23710821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
27298183	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of JXX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish escrow met appraisal requirement	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/22/2023	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
27298183	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
27298183	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88230101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88230101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88230101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
86907434	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/18/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/18/2023		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
86907434	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/08/2023	Cleared	2543	Credit	Appraisal date is greater than 120 days from Origination date.	Appraisal dated XX/XX/XXXX is greater than XXX days from Note date of XX/XX/XXXX.; Recertification of value present in the loan file XX/XX/XXXX extended the original appraisal date to XX/XX/XXXX.			Appraisal date is within XXX days of Note date.	07/11/2023		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
86907434	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/11/2023	Cleared	3466	Property	Appraisal guideline violation				Appraisal guideline violation is now acceptable.	07/11/2023		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
86907434	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/11/2023	Cleared	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required or $XXX.; Not required for this product/LTV			Client provided trailing documents - guidelines for asset verification updated: The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required or $XXX.	07/18/2023		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
86907434	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/11/2023	Cleared	2095	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount . Guidelines section XXX require an acceptable source of funds when a credit is present on the settlement statement. Borrower provided cashiers check at closing for $XXX from the XXX. The application for credit only listed assets held at XXX.	XX/XX/XXXX - Client provide response regarding updated guidelines - DSCR verification of assets requirements: Replacement language insert:;
															XXX of the seasoning of funds is required on loans of: Over XXX% LTV / CLTV for consumer transactions; or Over XXX% LTV / CLTV for Business Purpose / DSCR loans where funds to close are over $XXX	07/18/2023	Sufficient cash to close is documented.	07/18/2023		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41421738	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41421738	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41421738	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45005065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded.	HPML is compliant and allowed per lender guidelines.	06/20/2023	06/20/2023	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45005065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/19/2023	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45005065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/19/2023	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90891552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	2095	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX. Gift letters not provided for XXX wires sent by family members FBO the borrower on XX/XX/XXXX in the amounts of $XXX, $XXX and $XXX. A gift letter is required on all gifts. Lender Guideline section XXX Gift Funds state gift funds from a family member to assist with the costs to close are permitted on purchase money transactions for any type of occupancy-subject to specified limits.	XX/XX/XXXX - Client provided Gift letter to support gift funds to close.	06/23/2023	Sufficient cash to close is documented.	06/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90891552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX are less than the Guidelines minimum required of XXX or $XXX. Gift letters not provided for XXX wires sent by family members FBO the borrower on XX/XX/XXXX in the amounts of $XXX, $XXX and $XXX. A gift letter is required on all gifts. Lender Guideline section XXX Gift Funds state gift funds from a family member to assist with the costs to close are permitted on purchase money transactions for any type of occupancy-subject to specified limits.	XX/XX/XXXX - Client provided Gift letter to support gift funds to close.	06/23/2023	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX.	06/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90891552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90891552	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70444086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish escrow met appraisal requirement	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/22/2023	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70444086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70444086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12169719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/12/2023	Acknowledged	871	Credit	Hazard Insurance Indicator is Partial	Guideline section XXX Hazard Insurance section F. Deductible states the deductible clause may not exceed the lower of $XXX or XXX% of the amount of coverage. The deductible clause may apply to either fire or extended coverage or to both. The HOX reflects a deductible of $XXX, which exceeds the XXX% of the coverage amount. Information in file from the insurance company states the deductible cannot be lowered since the $XXX is the carrier's guideline.	There is an excetion in file that approves the deductible.	07/12/2023	07/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12169719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/12/2023	Acknowledged	1953	Credit	Percentage of Downpayment from Borrower Own Funds is Zero	The percentage of downpayment from borrower own funds is XXX. The earnest money deposit and gift funds both came from the borrower's spouse and therefore the borrower did not meet their contribution requirement. Guideline section XXX Gift Funds state for investment property or second homes, the applicant will be required to contribute a portion of their own sourced and seasoned funds to the transaction of the larger of (a)XX% of the purchase price or (b)$XXX.	07/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12169719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12169719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
17535273	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				06/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17535273	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41836971	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded.	HPML is compliant and allowed per lender guidelines.	06/16/2023	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41836971	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41836971	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
58112051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. XXX reflects a maximum LTV of XX% for a loan amount of less than or equal to $XXX million with minimum FICO of XXX.	Acknowledged by Client. The underwriting loan approval worksheet reflects an exception was approved for loan amount greater than $XXX on XXX% ltv and XXX% rate exception to match competitor.	06/22/2023	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
58112051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. XXX reflects a maximum CLTV of XXX% for a loan amount of less than or equal to $XXX million with minimum FICO of XXX.	Acknowledged by Client.The underwriting loan approval worksheet reflects an exception was approved for loan amount greater than $XXXM on XXX% LTV and XXX% rate exception to match competitor.	06/22/2023	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
58112051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
58112051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; XX/XX/XXXX-- Reviewed Loan and found that the Original Application dated XX/XX/XXXX did not contain the same Loan ID as the Initial LE XX/XX/XXXX. Found in the file on Pg XXX a new App dated XX/XX/XXXX. Confirmed the application with Loan ID matches the date (within X days) on the form, therefore corrected Application date in file to XX/XX/XXXX and complete TRID testing. Exception cleared.; TILA XXXb Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to addition of Xnd appraisal fee on LE XX/XX/XXXX. Provide a COC to validate fee changes & additions.	XX/XX/XXXX: Client provded rebuttal : XXX submission date of XX/XX/XXXX; Appraisal fee of $XXX was disclosed on initial disclosures XX/XX/XXXX;
and later lowered at CD to $XXX per the invoice provided; XX/XX/XXXX-- Reviewed Loan and found that the Original Application dated XX/XX/XXXX did not contain the same Loan ID as the Initial LE XX/XX/XXXX. Found in the file on Pg XXX a new App dated XX/XX/XXXX. Confirmed the application with Loan ID matches the date (within X days) on the form, therefore corrected Application date in file to XX/XX/XXXX and complete TRID testing. Exception cleared.; TILA XXXb Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to addition of XXX appraisal fee on LE XX/XX/XXXX. Provide a COC to validate fee changes & additions.	06/28/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).	06/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
42122074	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.				07/05/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
42122074	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				07/03/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
42122074	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/03/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82985201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	-96288	Compliance	Per Diem Interest Amount Test	This loan failed the per diem interest amount test. (XXX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	This loan passed the per diem interest amount test. (XXX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($XXX) does not exceed the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82985201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82985201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
59796349	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/19/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
59796349	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				07/20/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
59796349	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/20/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97058912	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97058912	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97058912	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34676626	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded	HPML is compliant and allowed per lender guidelines.	06/19/2023	06/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34676626	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34676626	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
38446439	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
38446439	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
38446439	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95237405	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95237405	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95237405	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
40024324	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Acknowledged	3499	Credit	Unresolved derogatory credit	Guideline section XXX Collections, Charge Offs, and Repossessions states collections and charge offs may remain unpaid subject to the following circumstances: Medical; or Two years or more since the date of last activity; or When credit report references an original creditor that differs from the current collection agency, the date last active on that original account reflects a date greater than two years ago. The collections do not qualify to be unpaid. There is an exception in file to waive payoffs at XXX% LTV.	Change status of 'Unresolved derogatory credit' from Active to Acknowledged by Client.; Lender waived requirement to payoff collections with LTV less than XXX%.	07/14/2023	07/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
40024324	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
40024324	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
40024324	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Cleared	3794	Credit	Occupancy Status	The intent and/or status of the borrower's occupancy is not supported in the file. The file contained inconsistent intent as to occupancy of subject property. Deed of Trust for subject loan stamped certified and true reflects the borrower's currently residing at subject property address of XXX. The Business Purpose Loan Certification and Attestation reflects the mailing address for borrower as the subject property address. The original uw for lender noted on approval condition #XXX that borrower completed application with intent to occupy subject, Final signed XXX reflects the subject address as mailing address for borrower. It was noted during the review process that the borrower listed both XXX as owner occupied (not titled in borrower's name) and also listed XXX (titled to borrower, this address matched recently issued driver's license in file). Borrower to provide clarification on discrepancies on intent and addresses used as primary.	Pending response from client	07/21/2023	Exception resolved.	07/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
40024324	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Guidelines Section XXX requires the source of funds for all credits listed on purchase agreement. File contains copy of the earnest money check of $XXX remitted by XXX . The file contains bank statement dated XX/XX/XXXX reflecting XXX as owner, however the XXX of $XXX is not reflected as withdrawn from this account. In addition, there is no supporting documentation showing the borrower as owner of account. Provide supporting documentation	XX/XX/XXXX - client provided Trailing - Uploading corporation document showing borrower is the sole officer and director of XXX;
XXX with LOE and bank statement advising borrower had several cashier’s checks paid with a single withdrawal. XXX, we only need copy of the check and escrow receipt, uploading those as well	07/21/2023	XX/XX/XXXX - client provided Trailing -Copy of the check and escrow receipt per Sec XXX.	07/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
40024324	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines Section XXX require mortgages to verified with a VOM. Based on XXX the property at XXX ( listed as current address on Drivers License issued on XX/XX/XXXX during the application process) was /is primary address owned by borrower and reflects a $XXX mortgage to XXX. Provide evidence this mortgage was paid or a XXX may be required.

XX/XX/XXXX - client provided response: Commercial loans are not taken into account for VOM’s that are not reporting on credit	07/21/2023	Housing delinquency meets guidelines.	07/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12057003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12057003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12057003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62120561	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	3794	Credit	Occupancy Status	The intent and/or status of the borrower's occupancy is not supported in the file. File contains approval by the XXX that the subject property sale to borrower was approved provided it is owner occupied. Subject loan was approved as XXX investment property and would not qualify for loan program as owner occupied. ; XX/XX/XXXX - Client response - HOA approval is not a requirement of XXX loans. Under FL Section XXX the HOA can only limit the number of times they can rent the unit out in a single year, to limit the short-term rentals.
Subject qualified with full term rents and the HOA cannot legally enforce disallowing him to rent it out.; While the loan may fit into the program, the rebuttal response does not address the occupancy issue. The HOA approved the borrower as an owner occupied loan only, loan closed as an investment property.	XX/XX/XXXX - XXX rebuttal for all findings : Technically loan should have been priced under the ITIN program but with the A grade, the XXX% LTV still qualifies and XXX’s pricing is XXX% discretionary.; XX/XX/XXXX - Client response - HOA approval is not a requirement of XXX loans. Under FL Section XXXXX(XX), the HOA can only;
limit the number of times they can rent the unit out in a single year, to limit the short-term rentals.;
Subject qualified with full term rents and the HOA cannot legally enforce disallowing him to rent it out.; While the loan may fit into the ITIN program, the rebuttal response does not address the occupancy issue. The HOA approved the borrower as an owner occupied loan only, loan closed as an investment property.	08/10/2023	Occupancy is supported by documentation provided in the loan file.	08/10/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62120561	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	3500	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. File contains copy of borrower's Social Security Card that reflects " Not Valid for Employment" stamp. Provide evidence the borrower is a legal residence of the XXX or other residency documentation required per the guidelines section XXX. Additional conditions may apply.; XX/XX/XXXX Lender rebuttal response; as ITIN the borrower does not need anythign further than a picture ID and SSN/ITIN. Borrower profile qualifies for this program.

Response; Picture ID and proof of SSN in file. Condition cleared.; While the loan may fit into the ITIN program, the rebuttal response does not address the missing XXX and EAD as required per the DSCR Rate sheet that the loan was approved and closed under.	XX/XX/XXXX - XXX rebuttal for all findings : Technically loan should have been priced under the ITIN program but with the A grade, the XXX% LTV still qualifies and XXX pricing is XXX% discretionary.	08/03/2023	08/03/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62120561	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62120561	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22612615	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/09/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22612615	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	06/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22612615	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/12/2023	Cleared	3501	Credit	Co-Borrower residency documentation not provided or issue with documentation	Co-Borrower residency documentation not provided or issue with documentation. Foreign National Guidelines require one of the following: US Credit Report with at least XXX tradelines with minimum age of two years for one trade line, international credit report, original credit reference letter from an internationally known financial institution or bank statement documenting a foreign financial banking relationship for the past XXX days.
XX/XX/XXXX _Client Response: For both findings per UW, the two months’ worth of statements with XXX is stronger than a foreign bank and thus acceptable per XXX Sr Mgmt to satisfy this condition.	06/20/2023	Co-Borrower residency documentation has been provided and there are no issues with documentation.	06/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22612615	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/12/2023	Cleared	3500	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. Foreign National Guidelines require one of the following: US Credit Report with at least XXX tradelines with minimum age of two years for one trade line, international credit report, original credit reference letter from an internationally known financial institution or bank statement documenting a foreign financial banking relationship for the past XXX days.	XX/XX/XXXX _Client Response: For both findings per UW, the two months’ worth of statements with XXX is stronger than a foreign bank and thus acceptable per XXX Sr Mgmt to satisfy this condition.	06/20/2023	Borrower residency documentation has been provided and there are no issues with documentation.	06/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68794434	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Lender guidelines XXX Seasoning of Funds requires funds to close in excess of $XXX regardles of the LTV to be documented. File is missing verification of funds to close via bank statement (s) for the most recent month/VOD with current balance.	XX/XX/XXXX - Client provide response regarding updated guidelines - DSCR verification of assets requiremenXX/XX/XXXX - Client provide response regarding updated guidelines - DSCR verification of assets requirements: Replacement language insert: XXX of the seasoning of funds is required on loans of: Over XX% LTV / CLTV for consumer transactions; or Over XXX% LTV / CLTV for Business Purpose / DSCR loans where funds to close are over $XXX;
;
;
;
07/18/2023	Loan files meets requirements for stated assets based on the guidelines -DSCR LTV XX and below do not required asset verfication	07/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68794434	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68794434	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17713882	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17713882	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17713882	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69287327	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/21/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69287327	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/24/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69287327	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
65086783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX; Lender granted and exception for XXX% LTV greater than guidelines.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
65086783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.	Acknowledged by Client.Lender granted and exception for XXX% CLTV greater than guidelines.	07/07/2023	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
65086783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
65086783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
68203735	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68203735	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68203735	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Guideline section XXX states eighty percent of the market rents may be used to offset the PITIA payment of the departure property and is determined by one of the following: (X.) Appraiser; (X.) Internal Rental Companies; or (X.) Market Survey. The Underwriting loan approval worksheet reflects this method was used with XXX% of market rents as $XXX; however, documentation is not in file to verify the market rents.	XX/XX/XXXX - Client provided response - confirmed market rents are XXX% or XXX. ($XXX)	06/22/2023	Borrower liabilities verified indicator is Present	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
71712311	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/21/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
71712311	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/21/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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71712311	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/21/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90473783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3500	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation has been provided and there are no issues with documentation.	07/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90473783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/05/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX. Guidelines section VI Full Doc states; If a vacant property is being purchased for
investment, XXX% of market rents may be used to offset payment and inclusion in calculation for qualifying income or liabilities. Lender appears to have used XXX% of the gross rental vs the XXX%.	XX/XX/XXXX - Client provided Response - Ok per XX to use XXX% of rents as subject is a Non-TRID loan. Comp factors, XXX FICO, limited user of credit,;
XXX% purchase, full doc, subject in CX condition with above average upkeep	07/12/2023	Documentation provided to support Qualifying DTI below XXX.	07/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90473783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/03/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90473783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/03/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92977306	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/06/2023	Cleared	2578	Credit	Housing history does not meet guidelines	The VOR in file only reflects XXX months of history and does not match the final XXX. The final XXX reflects one year of rental history for the current primary and XXX years of rental history for the previous primary residence. Guideline section XXX Verification of Rent Payments states a rental payment history covering the last twelve months requires verification by one of the following: XXX. Legible copy of twelve months canceled checks (front and back) or money orders-amount of checks/money orders must be considtent and match the amount of monthly rent reflected on the XXX. XXX. Verification of Rent (VOR) or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTV's of XXX% or less. XXX. Bank statements for the last twelve months which consistently show payment made for rent amount.	XX/XX/XXXX - Client provided response: For all issues please review the following: Uploading VOR going back to XX/XX/XXXX, borrower has been at same residence for more than XXX months. Borrower able to go XXX% for this DSCR loan	07/12/2023	Housing delinquency meets guidelines.	07/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92977306	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92977306	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92977306	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/06/2023	Cleared	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. There were only XXX months of rental history verified. Guideline section XXX First Time Home Buyer states if an FTHB for an investment property purchase is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to XXX% maximum LTV and minimum XXX DSCR.	XX/XX/XXXX - Client provided response: For all issues please review the following: Uploading VOR going back to XX/XX/XXXX, borrower has been at same residence for more than XXX months. Borrower able to go XXX% for this DSCR loan	07/12/2023	Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.	07/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92977306	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/06/2023	Cleared	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. There were only XXX months of rental history verified. Guideline section XXX First Time Home Buyer states if an FTHB for an investment property purchase is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to XXX% maximum LTV and minimum XXX DSCR.	XX/XX/XXXX - Client provided response: For all issues please review the following: Uploading VOR going back to XX/XX/XXXX, borrower has been at same residence for more than XXX months. Borrower able to go XXX% for this DSCR loan	07/12/2023	Original LTV of XXX adheres to the guideline maximum LTV of XXX.	07/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87807588	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87807588	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87807588	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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48993334	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/19/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
48993334	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				08/03/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
48993334	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	2075	Property	Title Issues Present	The following issues were noted: "The following issues were noted: Title Commitment Schedule BX # XXX reflected potential judgment against borrower/same name person to FMCC dated XX/XX/XXXX. File is missing supporting evidence this is not one in the same as subject borrower/paid in full released/title exception to remove from commitment. File is missing Xrd party documentation borrower is one and the same as XXX and has the authority to transfer title of real estate.
Title Schedule BX #XXX reflects a UCC-X Financing Statement against property by Xst lien holder. Payoff in file does not reflect that any debt owed to this filing is included and or paid in full / released or title exception to remove from commitment.; The following issues were noted: Title Commitment Schedule BX # XXX reflected potential judgment against borrower/same name person to FMCC dated XX/XX/XXXX.   File is missing supporting evidence this is not one in the same as subject borrower/paid in full released/title exception to remove from commitment.
 File is missing Xrd party documentation borrower is one and the same as Greenhouse Contractors and has the authority to transfer title of real estate.

 Title Schedule BX #XXX reflects a UCC-X Financing Statement against property by Xst lien holder.  Payoff in file does not reflect that any debt owed to this filing is included and or paid in full/relesased or  title exception to remove from commitment.   commitment.

														; Per lender documents, XXX shows Borrower clear of all liens and judgements, title amendment letter shows XXX is a solar lien only.	XX/XX/XXXX - Client response : Per Informative Research Lien and Judgment report completed via XXX, there are no outstanding judgments or liens matching our borrower’s name, SS# or DOB. Uploading full credit report for review, pg XXX of the PDF document. Uploading Title Amendment Letter advising owners of property are XXX. The UCC financing statement is not a lien against title, it is merely an advisory that there may be leased equipment or other personal property on or attached to the property that may be reclaimed in the event of default. We are accounting for any and all open credit items on the credit report already. Though it is held by the same company as the lienholder, it is not a lien against title and merely a credit item.; Per lender documents, XXX shows Borrower clear of all liens and judgements, title amendment letter shows XXX. and UCC-X is a XXX lien only.	08/03/2023	The exception 'Title Issues Present' is cleared.	08/03/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56033250	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/14/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56033250	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				07/20/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56033250	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/17/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
30327086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/10/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/10/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
30327086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/10/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/10/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
30327086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/10/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/10/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22371232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22371232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				07/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
22371232	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: X. Required appraisal addendum and exhibits is No. Obtain XXX showing XXX has been double strapped to code in CA. Appraiser comment: No access to Water heater due to being located in an area with HOA access only. X. The appraisal is missing photos of the garage interior. Per appraiser, Subject includes a X car garage space and X car driveway parking space. No access was made to garage space. Per lender guidelines XXX Photographs - One set of clear descriptive color photographs of the subject property is required. The photographs must be originals (produced by photography or electronic imaging), must be appropriately identified and must clearly show the completed improvements.	XX/XX/XXXX - client response - With the water heater being the HOA’s responsibility, XXX would not press the borrower further on this. There is also not a requirement for an interior garage shot, the exterior pic is acceptable	07/19/2023	Appraisal guideline violation is now acceptable. Performed AS Is.	07/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
27298372	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Borrower is a XXX. Per lenders XXX dated XX/XX/XXXX - XXX investor property only, Max XXX% purchase. DSCR >XXX TO <XXX notes -XX% LTV/CLTV(max CLTV per tier. Market Rent $XXX / $XXX(PITIA)=XXX. Reducing the CLTV max from XXX% to XXX%.	XX/XX/XXXX - All LTV reductions for all loan products are taken from the max LTV shown on pg XXX of the matrices. Foreign Nationals are given an A grade which would have a max of XXX%, however FN’s are limited to XX/XX/XXXX but the LTV reduction is taken from the XXX% and not the XX/XX/XXXX max they are already limited to. Loan closed at XXX% which is within our guidelines; Borrower is a XXX. Per lenders XXX DSCR Ratesheet & Matrix dated XX/XX/XXXX - XXX investor property only, Max XX% purchase. DSCR &gt;XXX TO &lt;XXX notes -XX% LTV/CLTV(max CLTV per tier. Market Rent $XXX / $XXX(PITIA)=XXX. Reducing the CLTV max from XXX% to XXX%.	07/19/2023	Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.	07/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
27298372	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Borrower is a Foreign National. Per lenders BP DSCR Ratesheet & Matrix dated XX/XX/XXXX - Foreign Nationals investor property only, Max XXX% purchase. DSCR >XXX TO <XXX notes -XX% LTV/CLTV(max CLTV per tier. Market Rent $XXX / $XXX(PITIA)=XXX. Reducing the LTV max XXX% to XXX%.	XX/XX/XXXX - All LTV reductions for all loan products are taken from the max LTV shown on pg XXX of the matrices. XXX are given an A grade which would have a max of XXX%, however FN’s are limited to XX/XX/XXXX but the LTV reduction is taken from the XXX% and not the XX/XX max they are already limited to. Loan closed at XX% which is within our guidelines; Borrower is a XXX. Per lenders BP DSCR Ratesheet & Matrix dated XX/XX/XXXX - XXX investor property only, Max XXX% purchase. DSCR &gt;XXX TO &lt;XXX notes XXX% LTV/CLTV(max CLTV per tier. Market Rent $XXX / $XXXXX(PITIA)=XXX. Reducing the LTV max XXX% to XXX%.	07/19/2023	Original LTV of XXX adheres to the guideline maximum LTV of XXX.	07/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
27298372	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
27298372	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
25428785	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
25428785	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/12/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
25428785	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95807647	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/17/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95807647	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/18/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95807647	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91732876	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Acknowledged	3433	Credit	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Number of Mortgage Properties (XXX) Exceeds Max Allowable Per Guidelines. Section XXX Number of Loans to One Borrower reflects that lender limits the aggregate amount of loans to one borrower to $XXX. Based on documentation in the loan file borrower /business entities owned by borrower total approximately $XXX as of XX/XX/XXXX.	Acknowledged by Client. Senior management lender exception dated XX/XX/XXXX in file;	08/02/2023		08/02/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
91732876	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				08/01/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
91732876	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				08/02/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
91732876	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Cleared	2078	Credit	Fraud Report is Only Partially Available	Partial fraud report provided. The file is missing background/litigation searches. Per Lender guidelines XXX Borrowing Entities item XXX requires both the Personal Guarantor and Entity to be cleared via XXX, Background/Litigation Searches.; XX/XX/XXXX Lender provided credit report to clear liens search and XXX for the Personal Guarantor via the XXX search Liens and Judgement Report. OFAC and lien search clear. Condition cleared.	XX/XX/XXXX Lender provided credit report to clear liens search and XXX for the Personal Guarantor via the LexisNexis search Liens and Judgement Report. OFAC and lien search clear. Condition cleared. ; XX/XX/XXXX Lender provided credit report to clear liens search and OFAC for the Personal Guarantor via the LexisNexis search Liens and Judgement Report. OFAC and lien search clear. Condition cleared.	08/09/2023	Complete fraud report provided.; XX/XX/XXXX Lender provided credit report to clear liens search and OFAC for the Personal Guarantor via the XXX. OFAC and lien search clear. Condition cleared.	08/09/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
91732876	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Cleared	2077	Credit	Fraud Report Missing	Fraud report Missing. File is missing background/litigation searches. Per Lender guidelines XXX Borrowing Entities item XXX requires both the Personal Guarantor and Entity to be cleared via OFAC, Background/Litigation Searches.			Fraud report Partial.	08/02/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
38145948	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/17/2023	Acknowledged	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial; Master Condo Policy does not reflect a loss payee addtion for lender or the borrower for the subject unit #XXX. Provide updated master policy listing lender and borrower.

Per lenders guidelines XXX Hazard Insurance - C. Rent Loss Rent loss insurance covers rental losses that are incurred during the period that a property is being rehabilitated following a casualty. Rent loss insurance coverage is required on all one- to four-unit (X-X) non-owner occupied incomes. The policy must include coverage of at least XXX months rental losses during property rehabilitation following a casualty. At minimum, coverage should be to the lessor of (a) PITIA or (b) rent received / scheduled. Condo Master loss of use coverage is limited in Florida per agent to $XXX. Lender's exception approval in file for coverage less than the guideline requried XXX mos.	07/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
38145948	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
38145948	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation is now acceptable.	07/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
38145948	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/17/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: File is missing fully sourced cash to close. Lender Guidelines section XXX require verification of the seasoning of funds to close when the amount of funds to close is greater than $XXX. Cash to close was sent from account ending in #XXX in the amount of $XXX. Seasoning of these funds can be via most recent months bank statement or a XXX for account #XXX.	XX/XX/XXXX - Client provide response regarding updated guidelines - DSCR verification of assets requirements: Replacement language insert: SEASONING OF FUNDS: Verification of the seasoning of funds is required on loans of: Over XXX% LTV / CLTV for consumer transactions; or Over XXX% LTV / CLTV for Business Purpose / DSCR loans where funds to close are over $XXX;
;
07/18/2023	Asset documents meet loan product requirement; DSCR LTV XX and below	07/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
66735819	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/21/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66735819	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/24/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66735819	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97867322	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97867322	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.				07/17/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97867322	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/17/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79525497	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/01/2023	Cleared	2077	Credit	Fraud Report Missing	Missing Third Party Fraud Report on Guarantor and Business and background/litigation searches. Per lender guidelines XXX Borrowing Entities - item XXX requires report for both the Personal Guarantor and Entity to be cleared via OFAC, background/Litigation Searches.	XX/XX/XXXX - Client provided fraud report	08/07/2023	Fraud report Present.	08/07/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79525497	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Acknowledged	3433	Credit	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Number of Mortgage Properties (XX) Exceeds Max Allowable Per Guidelines. Section XXX Number of Loans to One Borrower reflects that lender limits the aggregate amount of loans to one borrower to $XXX. Based on documentation in the loan file borrower /business entities owned by borrower total approximately $XXX as of XX/XX/XXXX. Lender to provide exception specific for subject loan.
															Acknowledged by Client. Senior management lender exception dated XX/XX/XXXX in file	08/02/2023		08/02/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79525497	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				08/01/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79525497	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				08/02/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12457304	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12457304	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/01/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12457304	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79447447	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	A	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79447447	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Per section XXX Properties with structural damage will not be acceptable unless repaired. Structural concerns require a satisfactory structural report. The repair items must be corrected and a Satisfactory Certificate of Completion (XXX) including photos of the repaired items prior to closing is required. Purchase contract addendum XXX required the seller to re-roof the entire dwelling. The cost of the roof by XXX roofing and XXX was $XXX. File is missing a lender exception to do an escrow holdback for roof repairs. File is missing a Satisfactory Certificate of Completion (FNMA Form XXX) including photos of the repaired items.	XX/XX/XXXX - Client provided response_ Ok per XXX to have the holdback held by escrow for seller's funds, comp factors, XXX FICO, no history of;
mortgage lates, borrower is a seasoned landlord, $XXK+ in reserves after closing, subject property has been well maintained XXX: $XXX Lender Paid	07/20/2023	Appraisal guideline violation is now acceptable.	07/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79447447	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/13/2023	Cleared	1286	Property	Are all required Addendum and Exhibits in file is Incomplete	Required appraisal addendum and exhibits is Yes	07/18/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79447447	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/12/2023	Cleared	1315	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial. Guidelines Section III require a fully executed purchase agreement with all pages. File is missing addendum identified as number X. File only contains an addendum identified as number X. File is missing fully executed copy of the contract to replace the roof on subject property to XXX in the amout of $XX,XXX. Escrow holdback set up for completion of roofing repairs.	XX/XX/XXXX - Client provided response_ Ok per XXX to have the holdback held by escrow for seller's funds, comp factors, XXX FICO, no history of;
mortgage lates, borrower is a seasoned landlord, $XXK+ in reserves after closing, subject property has been well maintained XXX.	07/18/2023	The fully executed purchase contract is Present	07/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	D	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91775952	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91775952	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91775952	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
59780703	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/26/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Per appraisal, Estimated cost to cure deferred maintenance is considered reasonable at $XXX. This cost to cure exceeds lender's guidelines. Per Lender Guidelines XXX Minor Cosmetic Deferred Maintenance - Deferred maintenance items that are considered minor and cosmetic and do not affect the safety, structural integrity, mechanical systems, or habitability of the improvement need not be repaired. Minor cosmetic items may include as a nonexhaustive list of examples: interior or exterior painting, worn carpet, worn linoleum, minor patching, replacement of fixtures, minor clean up items, or minor landscaping. While these items are not required to be cured or repaired, a cost to cure must be established on the appraisal or with a contractor’s bid. The total cost of the repairs may not exceed the greater of $XXX or XXX% of the property’s value.	XX/XX/XXXX -Ok per XXX for excessive cost to cure, comp factors, AA grade, XXX FICO, no negative credit whatsoever, XXX% NOO purchase; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
lender exception received	08/03/2023	08/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
59780703	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/25/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
59780703	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81611139	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81611139	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81611139	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Cleared	3785	Credit	Guideline Violation – Escrows Collected	Guidelines require escrows to be collected; however, escrows were not collected. Lender's guidelines require a minimum of XXX FICO score to waive escrows. An execption to waive escrows was approved.	Change status of 'Guideline Violation – Escrows Collected ' from Active to Acknowledged by Client.; Non material finding, a lender excpetion was approved and included in file.	08/02/2023	Escrow requirements met per Guidelines provided.	08/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50752954	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	The lender used rental income for REOs located at XXX. The file is missing signed Schedule E for the most recent XXX years. The file is missing lease agreements for XXX. Additional Conditions may apply, as final DTI cannot be calculated without all rental documents. Per Lender Guideline section VI. Rental Income Requirements for Full Doc states the current rental/lease agreements; AND complete Schedule of Real Estate Owned; AND signed Schedule E for the most XXX years is required.	XX/XX/XXXX - Client provided trailing documents - XXX months cancelled checks - VOM for REOs, property reports, Tax, Haz documents, UWorksheet.	08/07/2023	Borrower liabilities verified indicator is Present	08/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50752954	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Cleared	657	Credit	Borrower Three Liabilities Verified Indicator is Partial	Borrower X has not provided documentation to verify the HOA fee for XXX. Guideline section XXX Debt-To-Income Ratio states monthly housing expense is comprised of principal and interest payments, payments on subordinate financing on the borrower's principal residence (if applicable), hazard insurance, flood insurance (if applicable), mortgage insurance (if applicable), real estate taxes and/or assessments, homeowner's association fees on the borrower's principal residence (if applicable).	XX/XX/XXXX - Client provided trailing documents - XXX months cancelled checks - VOM for REOs, property reports, Tax, Haz documents, UWorksheet.	08/07/2023	Borrower three liabilities verified indicator is ___	08/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50752954	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50752954	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
14151037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/18/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
14151037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/18/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
14151037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/18/2023	Acknowledged	3466	Property	Appraisal guideline violation	Guideline section XXX Ineligible Property Types states certain property types are not considered to be acceptable collateral in any XXX programs: Highly Unique Properties. An exception is noted in file for property type XXX units total and XXX unit is Manufactured unit. Classify as XXX units. Low LTV.	Guideline section XXX Ineligible Property Types states certain property types are not considered to be acceptable collateral in any XXX programs: Highly Unique Properties. An exception is noted in file for property type XXX units total and XXX unit is Manufactured unit. Classify as XXX units. Low LTV.	07/18/2023	07/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
32773831	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				08/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
32773831	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				08/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
32773831	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				08/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
31195858	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Acknowledged	3557	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Acknowledged by Client.; Hazard Insurance is sufficient, cost ro rebuild new per appraisal is $ XXX.	07/28/2023	07/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
31195858	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
31195858	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
29499766	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/21/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29499766	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/24/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29499766	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70563682	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/25/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Housing delinquency meets guidelines.; Housing delinquency meets guidelines.	07/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70563682	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/26/2023	Cleared	2077	Credit	Fraud Report Missing	Fraud report Missing.	XX/XX/XXXX - client provided trailing documents - Fraud report	07/27/2023	Fraud report Present.	07/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70563682	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/25/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70563682	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34032113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/31/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34032113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/01/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				08/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34032113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				08/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
71321342	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/28/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
71321342	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/31/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
71321342	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/31/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
28994076	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
28994076	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
28994076	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43939086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/27/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43939086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				07/28/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43939086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/28/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
28548863	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines.	06/08/2023	06/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
28548863	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
28548863	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2023	Cleared	3500	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. The file is missing a copy of the Borrower's XXX or an unexpired Work Authorization. Per Lender Guidelines XXX Eligible Borrowers Non-permanent Resident Aliens are borrower(s) (i) on a XXX or (ii) have a Social Security Number and an unexpired Work Authorization. They may be eligible for a loan with XXX on a case-by-case basis and based on the type of XXX and compensating factors.; ITIN - Correspondent Loan - Full ITIN. Borrower was issues a SSN on XX/XX/XXXX, XXX days after the initial application date of XX/XX/XXXX. ITIN in file issues XX/XX/XXXX.	XX/XX/XXXX - Client response - ITIN product only requires a picture ID and ITIN letter or card per guidelines; ITIN - Correspondent Loan - Full ITIN. Borrower was issues a SSN on XX/XX/XXXX, XXX days after the initial application date of XX/XX/XXXX. ITIN in file issues XX/XX/XXXX.	06/28/2023	Borrower residency documentation has been provided and there are no issues with documentation.	06/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
28548863	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. The subject property mortgage is not in the borrower's name or reporting on the credit report. The file is missing XX months verification of timely mortgage payments. The file is missing a mortgage statement to show what the current housing payment is. The lender used a XXX-month online printout showing $XXX monthly ATM withdrawals and an LOE from the borrower stating they pay their niece in cash to pay this mortgage. Audit is unable to confirm the current mortgage payment is $XXX/month and that the ATM cash withdrawals were used to pay the current mortgage. No lender exception in file. Per Lender Guidelines III. Mortgage/ Rental Rating - The mortgage / rental rating for determining mortgage pricing is determined by evaluating the ratings for properties that the borrower owns and / or rents over the last XXX months.	XX/XX/XXXX- Client provided a response - Borrower documented regular withdrawals that were sufficient to make the payments, and the payoff;
demand supported the mortgage to be current through the month represented by those;
withdrawals. PITI: The initial balance of the existing mortgage was $XXX and the rate was XXX as;
shown on the payoff. With the current taxes and insurance (no PMI per the payoff), the monthly PITI;
calculates to $XXX. Beginning with XXX and through XXX borrower documented;
withdrawals total $XXX /XX months, an average of $XXX per month. Between the lack of;
evidence of default, the more than sufficient withdrawal pattern, and the evidence of current status on the payoff, the Borrower had sufficient supporting evidence that they made the payments as agreed.	06/28/2023	Housing delinquency meets guidelines.	06/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
84147431	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
84147431	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/02/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
84147431	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79464504	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/05/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/29/2023	06/29/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	B	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79464504	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Borrowers Xst and Xnd Liens for the subject property are held by private lien holders. File is missing XXX months cancelled checks (front and back) or, if paid by cashiers or postal checks copies of the past XXX months. Housing history does not meet guidelines. No lender exception in the file. Per Lender Guidelines XXX Private Party/ Non-Institutional Lender - Unless serviced by an identifiable third party (determined in XXX sole discretion), a mortgage rating for a lien owned by private party or non-institutional lender will require a mortgage history to be documented with XXX months cancelled checks (front and back) or, if paid by cashiers or postal checks copies of the past XXX months.	XX/XX/XXXX -Lender provided trailing document - Private party VOM was accepted with comp factor of &lt;XX% LTV Exception included for review; Acknowledged by client - Private party VOM accepted with comp factor of LTV below XXX percent.	07/12/2023	07/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	B	D	B	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79464504	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Per Appraisal in file - DOM XXX;Subject property was offered for sale.;Original Price $XXX. Lender's application date is XX/XX/XXXX. Per XXX Properties listed for sale - If the subject property has been listed for sale in the last XXX from the date of funding by XXX, the transaction is ineligible. Period for measurement is from the last day listed to the date of application submission. There is no lender exception in file.	XX/XX/XXXX _ Client provided response - Collateral exception to be noted: Listed properties can proceed with LOE explaining why it was listed and what is the intention, with DTI limit of XXX% (please review credit memo of XX/XX/XXXX provided with;
response).	07/12/2023	Appraisal guideline violation is now acceptable. Credit update via memo provided by client that allows listed property.	07/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	B	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79464504	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	The fraud report reflects the borrower is the owner of XXX; however, documentation is not in file to verify liability for the property. Guidelines Section XXX Borrower's Debts and Liabilities state verification is required for any other liability not reflected on the credit report.	XX/XX/XXXX -Lender provided trailing documents - Borrower was in title back in XXX but current XXX reflects a different owner, Site XXX provided for; review.	07/12/2023	Borrower liabilities verified indicator is Present	07/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	D	A	D	B	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79464504	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The file is missing the CPA's license verification by a Xrd party. Guidelines section IX. Acceptable Evidence of Self-Employed Business states when a tax preparer's letter is provided, tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence is required.	QC Xnd level review - File contains Company bylaws agreement which is the internal document similar to the operating agreement which satisfies the one item required for self employment verification per the NQM Guidelines Section IX.	06/23/2023	QC Xnd level review - File contains Company bylaws agreement which is the internal document similar to the operating agreement which satisfies the one item required for self employment verification per the NQM Guidelines Section IX.	06/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	B	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79464504	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	Bank statements are not in file. Guidelines section XXX Only and Profit & Loss (P&L) Programs state applicant will provide bank statements for the most recent XXX days to track current year to date, which should show gross deposits consistent (within XXX%) to the revenue of the P&L.	XX/XX/XXXX -Client provided rebuttal - Profit and loss program does not require bank statement. Verified tax prepare / CPA P&L only	07/12/2023	The borrower income verification does match approval	07/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	B	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79464504	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/05/2023	Cleared	-96288	Compliance	Per Diem Interest Amount Test	This loan failed the per diem interest amount test. (XXX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.; XX/XX/XXXX--Found on PgXXX-XXX XXX Per Diem Disclosure that advises that Loan Proceed can occur on Monday or a day immediately after. Adjusted PCCD Disbursement date to allow for this disclosure. Exception cleared.; Per Diem amount was not updated on the PCCD issued XX/XX/XXXX, amount calculated is for XXX days instead of XXX. A refund is required in the amount of $XXX. The following is required to clear the exception: PCCD with LOE, copy of refund and proof of delivery.	XX/XX/XXXX--Found on PgXXX-XXX XXX Per Diem Disclosure that advises that Loan Proceed can occur on XXX or a day immediately after. Adjusted PCCD Disbursement date to allow for this disclosure. Exception cleared.; Per Diem amount was not updated on the PCCD issued XX/XX/XXXX, amount calculated is for XXX days instead of XXX. A refund is required in the amount of $XXX. The following is required to clear the exception: PCCD with LOE, copy of refund and proof of delivery.	06/29/2023	This loan passed the per diem interest amount test. (CA Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($X,XXXX) does not exceed the per diem interest charge or credit threshold ($X,XXXX).PLEASE NOTE: An additional $X buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	06/29/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	B	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
47288998	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/05/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/07/2023	06/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47288998	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47288998	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; Qualifying DTI of XXX exceeds guideline maximum of XXX.; Qualifying DTI of XXX exceeds guideline maximum of XXX.	XX/XX/XXXX - Client response -XXX qualifying DTI at XXX% and only applying a XXX% expense ratio to both borrower bank statement;
calculations; consideration was given from borrower's independent business as a XXX driver. Total;
qualiying income is at $XXX on total debt of $XXX.	06/22/2023	Documentation provided to support Qualifying DTI below XXX.; Documentation provided to support Qualifying DTI below XXX.; Documentation provided to support Qualifying DTI below XXX.	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77181519	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/23/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77181519	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77181519	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).	This loan passed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).	06/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12115500	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/05/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/06/2023	07/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12115500	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/04/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Acknowledged by Client.;Lenders exception in filed approved - Exception is made credit depth: XXX months ownership of prior residence without default on taxes or HOA dues;
establishes borrowers ability to manage obligation.	07/05/2023	07/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12115500	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/04/2023	Acknowledged	3467	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	Acknowledged by Client.;Lenders exception approved - Exception is made credit depth: XXX months ownership of prior residence without default on taxes or HOA dues establishes borrowers ability to manage obligations.	07/06/2023	07/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
12115500	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
70545147	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/05/2023	Cleared	-97142	Compliance	XXX NPHLA Average Prime Offer Rate APR Threshold	This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70545147	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/05/2023	Cleared	-97141	Compliance	Nonprime Home Loan (Oct. 1 2009 and after)	Nonprime Home Loan (XXX ST §XXa-XXX(a)(X))The loan is a nonprime home loan, as defined in the legislation, due to all of the following findings:The loan meets or exceeds the average prime offer rate APR threshold;The proceeds of the loan are to be used primarily for personal family or household purposes;The loan is secured by a mortgage upon an interest in one-to-four family residential property;The property is intended to be used or occupied by the borrower as a principal residence; andThe loan amount is less than or equal to $XXX.; Non prime home loan is compliant	07/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70545147	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/05/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established esrow and met appraisal requirement	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/06/2023	07/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70545147	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/05/2023	Cleared	-96416	Compliance	CT Average Prime Offer Rate APR Threshold	This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70545147	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/05/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70545147	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85760220	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/20/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/21/2023	07/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85760220	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85760220	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/21/2023	Cleared	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Hazard insurance binder does not list lender as loss payee.	XX/XX/XXXX - Client Rebuttal/Requesst for Xnd review - Binder in file.	08/03/2023	Hazard insurance indicator is Present - Binder with sufficient coverage, meets requirements.	08/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85760220	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/21/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Guideline section IV Twelve or Twenty-Four Month Bank Statement number X. States an LOE from the borrower is required explaining their business name, what their business does, the number of employees, how it is set up (Incorporated, LLC, Sole Proprietor, etc.), and what they consider their income to be on a monthly basis. This document is not in file.	XX/X/XXXX - Client provided trailing documents - Client attestation - GLs no longer required LOE for bank statement loans made by XXX (Series XXX)	08/01/2023	no longer require an LOE from the borrower explaining their business for our purchased correspondent (XXX series) loans.	08/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54791398	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/16/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54791398	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/19/2023	Cleared	2587	Credit	Borrower Income Verification is less than 12 months				Income Verification of ___ is greater than XX months.; Income Verification of ___ is greater than XX months.	06/23/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54791398	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/19/2023	Cleared	2075	Property	Title Issues Present	The following issues were noted: Borrower on Lender Supplement is XXX limited liability company and not the borrower. Per lender guidelines XXX Title Insurance Requirements - Estate or Inerest Vested - Must be the complete names of all mortgagors and must include the way in which title is being held (except in states where vesting or marital status is not required).	XX/XX/XXXX - Xnd level QC review - Transfer of deed in file executed XX/XX/XXXX. Exception cleared.	06/23/2023	Transfer of Deed to LLC in File and executed; Exception cleared.	06/23/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
38707866	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/15/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/15/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
38707866	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/15/2023	Cleared	3500	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. Borrower residency documentation not provided or issue with documentation. File is missing borrower's XXX or unexpired Work Authorization. The Final XXX shows the borrower is a XXX, however the initial XXX shows the borrower is non-perm resident alien. Per Lender Guidelines X.X Eligible Borrowers - Non-permanent Resident Aliens are borrower(s) (i) on a XXX or (ii) have a Social Security Number and an unexpired Work Authorization. They may be eligible for a loan with XXX on a case-by-case basis and based on the type of XXX and compensating factors. Per Lender Matrix for Non Permanent Resident Alien, Unexpired XXX and EAD required.
XX/XX/XXXX - Client response - ITIN product only requires a picture ID and ITIN letter or card per guidelines.	06/22/2023	Borrower residency documentation has been provided and there are no issues with documentation. Please note, Final Loan application indicates borrower as US citizen. However, Borrower is NPRA as of application.	06/22/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41189736	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/22/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41189736	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/23/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41189736	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	06/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
30127108	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	04/02/2023	Cleared		Credit	Missing Operating Agreement or Shared Access Letter	Missing operating agreement or shared access letter for "XXX" to allow the use of funds in XXX acct #XXX. Cannot prove XXX holds XXX% ownership of the company based off of the Certificate of Good Standing in file	X/XX/XXXX - Entity documentation uploaded to Box and attached to trailing documents. The entity documentation validates that the borrower is sole principal of this company.	3/31/2023	XXX: Received sufficient evidence of borrower's access to XXX account #XXXX.	04/03/2023		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
52030925	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	03/22/2023	Cleared		Credit	Missing Operating Agreement	LOE is file states borrowing entity does not have an operating agreement. Section XXX of XXX Investor UW guidelines require operating agreement/bylaws. The state of XXX does not require an operating agreement in order to form an LLC	Per section XX-Entity Identity Review Process - Entity documentation "Operating Agreement based on state requirements, must include an authorization to encumber real properties". As you have noted the state of XXX doe not require an operating agreement in order to form an LLC, hence per guidelines such document would not be required. In addition to the LOE, documentation was provided that denotes sufficient ownership interest per guideline requirements.	3/23/2023	XXX: Rescind. Guidelines Section XX states that entities are only required to provide an operating agreement/bylaw in accordance with state laws. XXX does not legally require an operating agreement/bylaw.	03/23/2023		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
52030925	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	03/22/2023	Cleared		Credit	Missing Asset Documentation	Missing asset documentation for XXX account utilized for funds to close. Cashier's check #XXX dated XX/XX/XXXX iao $XXX. Documentation needed to source funds for closing.	We do not need to source post-closing asset statements.	3/23/2023	XXX: Received. We do not need to source post-closing asset statements	03/23/2023		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
56336499	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	04/05/2023	Acknowledged		Credit	Ineligible Short Term/Variable Rental Transaction	XXX – short term rental income is ineligible for qualification. DSCR calculation based on XXX 'XXX' tool	XX/XX/XXXX - Approved credit exception uploaded to Box and attached to trailing docs.	4/6/2023	XXX: Exception waiver received	04/06/2023	XX% occupancy rate, X.XX DSCR	C	B	C	B	C	B	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
56336499	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	04/05/2023	Acknowledged		Credit	Insufficient Reserves	XXX months of reserves < XXX months required for Foreign National per section XXX of UWG	XX/XX/XXXX - Approved credit exception uploaded to Box and attached to trailing docs.	4/6/2023	XXX: Exception waiver received	04/06/2023	XX% occupancy rate, X.XX DSCR	C	B	C	B	C	B	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
84868242	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	04/05/2023	Cleared		Credit	Missing Borrower Identification	Missing ID for borrower XXX	XX/XX/XXXX - Borrower ID uploaded to Box and attached to trailing docs.	4/6/2023	XXX: Received	04/06/2023		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A